Fair Value Measurements - Summary of Changes in the Fair Value of Level 3 Financial Statements (Detail) - Level 3 [Member] $ in Thousands	3 Months Ended
Apr. 30, 2021 USD ($)
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Private placement warrant liability acquired as part of the merger	$ (127,888)
Change in fair value included in other income (expense), net	45,434
Reclassification of option warrants to stockholders' equity (deficit) due to exercise	51,955
Ending balance	(30,499)
Earn Out Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent earnout liability recognized upon the closing of the reverse recapitalization	(828,180)
Change in fair value included in other income (expense), net	84,420
Issuance of earnout shares upon triggering events	501,120
Reclassification of remaining contingent earnout liability upon triggering event	242,640
Redeemable Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	(75,843)
Change in fair value included in other income (expense), net	9,237
Reclassification of Legacy ChargePoint preferred stock warrant liability upon the reverse capitalization	$ 66,606